CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                August 30, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:            First Trust Exchange-Traded Fund VI
                     (Registration Nos. 333-182308, 811-22717)
                   ---------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on August 14, 2012. The Registration Statement relates to Multi-Asset Diversified Income Index Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                      Very truly yours,

                                      CHAPMAN AND CUTLER LLP


                                      By: /s/ Morrison C. Warren
                                          ----------------------------------
                                              Morrison C. Warren

Enclosures